Note 2 - Development Stage Operations (Details Textual) - $ / shares	Dec. 31, 2017	Sep. 30, 2016
Common Stock, Shares, Issued, Total	6,943,283
Share Price		$ 4.125
Common Stock [Member] | Maximum [Member]
Share Price	$ 3,131.25